Accounts Receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Accounts receivable	2,087,509	1,336,500	170,257
Less: allowance for credit losses	(966,947)	(947,396)	(120,689)
Accounts receivable, net	1,120,562	389,104	49,568

Schedule of allowance for doubtful accounts and credit losses
The movement of allowance for credit losses was as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Beginning balance	1,495,119	966,947	123,180
Write off	(1,318,165)	-	-
Addition	789,993	-	-
Recovery	-	(19,551)	(2,491)
Ending balance	966,947	947,396	120,689